FAIR VALUE OF ASSETS AND LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2023
FAIR VALUE OF ASSETS AND LIABILITIES
Schedule of carrying amount and the fair value of the assets and liabilities

The following table presents the carrying amount and the fair value of the assets and liabilities as of December 31, 2023 and 2022:

	December 31, 2023		December 31, 2022
	Carrying	Fair	Carrying	Fair
	amount	Value	amount	Value
In millions of COP
Assets
Debt instruments at fair value through profit or loss	12,096,407	12,096,407	11,039,266	11,039,266
Debt instruments at fair value through OCI	6,148,177	6,148,177	7,977,675	7,977,675
Debt instruments at amortized cost	6,848,082	6,840,867	8,336,360	8,246,876
Derivative financial instruments	6,252,270	6,252,270	4,961,237	4,961,237
Equity securities at fair value	543,210	543,210	544,668	544,668
Other financial instruments(1)	38,319	38,319	42,171	42,171
Loans and advances to customers at amortized cost, net	237,728,544	238,771,724	254,444,099	251,336,077
Investment property	4,709,911	4,709,911	3,994,058	3,994,058
Investments in associates(2)	1,670,782	1,670,782	1,532,156	1,532,156
Total	276,035,702	277,071,667	292,871,690	289,674,184
Liabilities
Deposits by customers	247,941,180	249,340,519	250,992,323	249,503,805
Interbank deposits	606,141	606,141	902,132	902,132
Repurchase agreements and other similar secured borrowing	470,295	470,295	189,052	189,052
Derivative financial instruments	6,710,364	6,710,364	4,737,454	4,737,454
Borrowings from other financial institutions	15,648,606	15,648,606	19,692,638	19,692,638
Preferred shares	584,204	394,550	584,204	350,978
Debt instruments in issue	14,663,576	14,468,650	19,575,988	18,776,819
Total	286,624,366	287,639,125	296,673,791	294,152,878
(1)	For futher information see Note 5.1. Financial assets investments.
(2)	It corresponds to investments in associates P.A Viva Malls and Distrito Vera. See Note 8 Investments in associates and joint ventures.

Schedule of fair-value hierarchy levels the Bank's assets that are measured at fair value on a recurring basis

Financial Assets
	December 31, 2023				December 31, 2022
Type of instrument	Fair value hierarchy			Total fair	Fair value hierarchy			Total fair
	Level 1	Level 2	Level 3	value	Level 1	Level 2	Level 3	value
In millions of COP
Investment securities
Debt instruments at fair value through profit or loss
Securities issued by the Colombian Government	4,363,135	362,470	-	4,725,605	3,960,211	300,019	-	4,260,230
Securities issued or secured by government entities	-	84,990	-	84,990	13,075	65,960	-	79,035
Securities issued by other financial institutions	41,003	654,446	78,729	774,178	77,944	451,285	81,389	610,618
Securities issued by foreign governments	3,621,960	2,652,440	-	6,274,400	3,136,636	2,831,220	-	5,967,856
Corporate bonds	125,010	97,940	14,284	237,234	17,299	104,228	-	121,527
Total debt instruments at fair value through profit or loss	8,151,108	3,852,286	93,013	12,096,407	7,205,165	3,752,712	81,389	11,039,266
Debt instruments at fair value through OCI
Securities issued by the Colombian Government	61,427	-	2,664,295	2,725,722	-	2,590,622	-	2,590,622
Securities issued by other financial institutions	224,049	149,257	-	373,306	465,025	104,332	-	569,357
Securities issued by foreign governments	1,675,193	762,803	-	2,437,996	4,045,118	649,251	-	4,694,369
Corporate bonds	63,475	547,678	-	611,153	-	123,327	-	123,327
Total debt instruments at fair value through OCI	2,024,144	1,459,738	2,664,295	6,148,177	4,510,143	3,467,532	-	7,977,675
Total debt instruments	10,175,252	5,312,024	2,757,308	18,244,584	11,715,308	7,220,244	81,389	19,016,941
Equity securities
Equity securities	89,128	69,400	384,682	543,210	30,884	51,531	462,253	544,668
Total equity securities	89,128	69,400	384,682	543,210	30,884	51,531	462,253	544,668
Other financial assets
Other financial assets	-	-	38,319	38,319	-	-	42,171	42,171
Total other financial assets	-	-	38,319	38,319	-	-	42,171	42,171
Derivative financial instruments
Forwards
Foreign exchange contracts	-	3,308,258	1,073,648	4,381,906	-	982,212	591,740	1,573,952
Equity contracts	-	152	2,863	3,015	-	5,414	105	5,519
Total forwards	-	3,308,410	1,076,511	4,384,921	-	987,626	591,845	1,579,471
Swaps
Foreign exchange contracts	-	1,066,915	237,422	1,304,337	-	1,940,303	454,529	2,394,832
Interest rate contracts	130,792	206,011	15,621	352,424	266,708	569,749	29,170	865,627
Total swaps	130,792	1,272,926	253,043	1,656,761	266,708	2,510,052	483,699	3,260,459
Options
Foreign exchange contracts	6	136,979	73,603	210,588	-	4,240	117,067	121,307
Total options	6	136,979	73,603	210,588	-	4,240	117,067	121,307
Total derivative financial instruments	130,798	4,718,315	1,403,157	6,252,270	266,708	3,501,918	1,192,611	4,961,237
Investment properties
Lands	-	-	325,394	325,394	-	-	123,352	123,352
Buildings	-	-	4,384,517	4,384,517	-	-	3,870,706	3,870,706
Total investment properties	-	-	4,709,911	4,709,911	-	-	3,994,058	3,994,058
Investment in associates at fair value
Investment in associates at fair value	-	-	1,670,782	1,670,782	-	-	1,532,156	1,532,156
Total investment in associates at fair value	-	-	1,670,782	1,670,782	-	-	1,532,156	1,532,156
Total	10,395,178	10,099,739	10,964,159	31,459,076	12,012,900	10,773,693	7,304,638	30,091,231

Schedule of fair-value hierarchy levels the Bank's liabilities that are measured at fair value on a recurring basis

Financial liabilities
	December 31, 2023				December 31, 2022
Type of instrument	Fair value hierarchy			Total fair	Fair value hierarchy			Total fair
	Level 1	Level 2	Level 3	value	Level 1	Level 2	Level 3	value
In millions of COP
Derivative financial instruments
Forwards
Foreign exchange contracts	-	4,458,528	67,825	4,526,353	-	1,523,795	187,849	1,711,644
Equity contracts	-	8,629	1,852	10,481	-	7,203	-	7,203
Total forwards	-	4,467,157	69,677	4,536,834	-	1,530,998	187,849	1,718,847
Swaps
Foreign exchange contracts	-	1,388,113	102,973	1,491,086	-	1,757,219	160,178	1,917,397
Interest rate contracts	126,728	312,051	11,078	449,857	227,847	728,793	51,662	1,008,302
Total swaps	126,728	1,700,164	114,051	1,940,943	227,847	2,486,012	211,840	2,925,699
Options
Foreign exchange contracts	19	232,568	-	232,587	-	92,908	-	92,908
Total options	19	232,568	-	232,587	-	92,908	-	92,908
Total derivative financial instruments	126,747	6,399,889	183,728	6,710,364	227,847	4,109,918	399,689	4,737,454
Total	126,747	6,399,889	183,728	6,710,364	227,847	4,109,918	399,689	4,737,454

Schedule of fair-value hierarchy levels the Bank's assets and liabilities that are not measured at fair value in the statement of financial position

Assets
	December 31, 2023				December 31, 2022
Type of instrument	Fair value hierarchy			Total fair	Fair value hierarchy			Total fair
	Level 1	Level 2	Level 3	value	Level 1	Level 2	Level 3	value
In millions of COP
Debt instruments
Securities issued by the Colombian Government	67,514	-	-	67,514	197,749	-	-	197,749
Securities issued or secured by government entities	-	49,980	3,075,936	3,125,916	-	3,041,314	-	3,041,314
Securities issued by other financial institutions	209,178	280,662	55,112	544,952	272,157	307,960	-	580,117
Securities issued by foreign governments	150,695	377,560	-	528,255	248,735	517,661	-	766,396
Corporate bonds	774,624	12,620	1,786,986	2,574,230	1,183,046	37,977	2,440,277	3,661,300
Total – Debt instruments	1,202,011	720,822	4,918,034	6,840,867	1,901,687	3,904,912	2,440,277	8,246,876
Loans and advances to customers, net	-	-	238,771,724	238,771,724	-	-	251,336,077	251,336,077
Total	1,202,011	720,822	243,689,758	245,612,591	1,901,687	3,904,912	253,776,354	259,582,953

Liabilities
	December 31, 2023				December 31, 2022
Type of instruments	Fair value hierarchy			Total fair	Fair value hierarchy			Total fair
	Level 1	Level 2	Level 3	value	Level 1	Level 2	Level 3	value
In millions of COP
Deposits by customers	-	60,236,355	189,104,164	249,340,519	-	40,990,191	208,513,614	249,503,805
Interbank deposits	-	-	606,141	606,141	-	-	902,132	902,132
Repurchase agreements and other similar secured borrowing	-	-	470,295	470,295	-	-	189,052	189,052
Borrowings from other financial institutions	-	-	15,648,606	15,648,606	-	-	19,692,638	19,692,638
Debt instruments in issue(1)	8,021,700	4,025,322	2,421,628	14,468,650	7,714,800	8,898,934	2,163,085	18,776,819
Preferred shares	-	-	394,550	394,550	-	-	350,978	350,978
Total	8,021,700	64,261,677	208,645,384	280,928,761	7,714,800	49,889,125	231,811,499	289,415,424

(1) The decrease in level 2 for the year 2023 corresponds to maturity of securities.

Schedule of Items Measured at fair value on a non-recurring basis

The Bank measures assets held for sale based on fair value less costs to sell. This category includes certain foreclosed assets and investments in associates held for sale. The fair values were determined using external and internal valuation techniques or third party experts, depending on the type of underlying asset. The following breakdown sets forth the fair value hierarchy of those assets classified by type:

	December 31, 2023				December 31, 2022
	Fair-value hierarchy			Total fair	Fair-value hierarchy			Total fair
	Level 1	Level 2	Level 3	value	Level 1	Level 2	Level 3	value
In millions of COP
Machinery and equipment	-	-	11,702	11,702	-	-	9,918	9,918
Real estate for residential purposes	-	-	117,476	117,476	-	-	63,283	63,283
Real estate different from residential properties	-	-	30,273	30,273	-	-	22,216	22,216
Total	-	-	159,451	159,451	-	-	95,417	95,417

Reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs

The table below presents reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs during 2023 and 2022:

As of December 31, 2023

	Balance,	Included							Transfers	Transfers	Balance,
	January 1,	in	OCI	Purchases	Settlement	Reclassifications	(1)	Prepaids	in to	out of	December 31,
	2023	earnings							level 3	level 3	2023
In millions of COP
Assets
Debt instruments at fair value though profit or loss
Securities issued by the Colombian Government	-	(4,150)	-	4,150	-	-		-	-	-	-
Securities issued or secured by other financial entities	81,389	12,869	-	2,639	(12,767)	-		(9,613)	4,212	-	78,729
Corporate bonds	-	-	-	-	-	-		-	14,284	-	14,284
Total	81,389	8,719	-	6,789	(12,767)	-		(9,613)	18,496	-	93,013
Debt instruments at fair value through OCI
Securities issued by the Colombian Government	-	-	173,648	2,490,647	-	-		-	-	-	2,664,295
Total	-	-	173,648	2,490,647	-	-		-	-	-	2,664,295
Derivative financial instruments
Foreign exchange contracts	1,163,336	(60,699)	-	1,295,089	(812,275)	(13,559)		-	46,459	(233,678)	1,384,673
Interest rate contracts	29,170	(10,694)	-	6,957	(4,593)	(38)		-	525	(5,706)	15,621
Equity contracts	105	-	-	2,863	(105)	-		-	-	-	2,863
Total	1,192,611	(71,393)	-	1,304,909	(816,973)	(13,597)		-	46,984	(239,384)	1,403,157
Equity securities
Equity securities	462,253	(3,577)	(8,087)	6,740	(72,647)	-		-	-	-	384,682
Total	462,253	(3,577)	(8,087)	6,740	(72,647)	-		-	-	-	384,682
Other financial instruments
Other financial instruments	42,171	(13,746)	-	9,894	-	-		-	-	-	38,319
Total	42,171	(13,746)	-	9,894	-	-		-	-	-	38,319
Investment in associates
PA Viva Malls	1,530,459	128,028	-	3,192	-	-		-	-	-	1,661,679
PA Distrito Vera	1,697	1,179	-	6,227	-	-		-	-	-	9,103
Total	1,532,156	129,207	-	9,419	-	-		-	-	-	1,670,782
Total Assets	3,310,580	49,210	165,561	3,828,398	(902,387)	(13,597)		(9,613)	65,480	(239,384)	6,254,248
Liabilities
Derivative financial instruments
Foreign exchange contracts	348,027	15,346	-	164,179	(329,858)	(13,559)		-	4,330	(17,667)	170,798
Interest rate contracts	51,662	(6,297)	-	3,628	(41,002)	(38)		-	3,734	(609)	11,078
Equity contracts	-	-	-	1,852	-	-		-	-	-	1,852
Total	399,689	9,049	-	169,659	(370,860)	(13,597)		-	8,064	(18,276)	183,728
Total liabilities	399,689	9,049	-	169,659	(370,860)	(13,597)		-	8,064	(18,276)	183,728
(1)	From derivative assets to derivative liabilities classified in level 3 and vice versa.

As of December 31, 2022

	Balance,	Included							Transfers	Transfers	Balance,
	January 1,	in	OCI	Purchases	Settlement	Reclassifications	(1)	Prepaids	in to	out of	December 31,
	2022	earnings							level 3	level 3	2022
In millions of COP
Assets
Debt instruments at fair value though profit or loss
Securities issued or secured by other financial entities	113,058	11,700	-	3,789	(20,031)	-		(19,181)	10,863	(18,809)	81,389
Total	113,058	11,700	-	3,789	(20,031)	-		(19,181)	10,863	(18,809)	81,389
Derivative financial instruments
Foreign exchange contracts	937,633	270,494	-	607,659	(647,914)	(777)		-	547	(4,306)	1,163,336
Interest rate contracts	46,393	19,887	-	9,323	(8,986)	(3,181)		-	49	(34,315)	29,170
Equity contracts	313	-	-	105	(313)	-		-	-	-	105
Total	984,339	290,381	-	617,087	(657,213)	(3,958)		-	596	(38,621)	1,192,611
Equity securities
Equity securities(2)	335,006	(285)	89,072	15,762	(18,848)	-		-	41,856	(310)	462,253
Total	335,006	(285)	89,072	15,762	(18,848)	-		-	41,856	(310)	462,253
Other financial instruments
Other financial instruments	-	(3,851)	-	46,022	-	-		-	-	-	42,171
Total	-	(3,851)	-	46,022	-	-		-	-	-	42,171
Investment in associates
PA Viva Malls	1,355,688	189,132	-	-	(14,361)	-		-	-	-	1,530,459
PA Distrito Vera	2,680	(983)	-	-	-	-		-	-	-	1,697
Total	1,358,368	188,149	-	-	(14,361)	-		-	-	-	1,532,156
Total Assets	2,790,771	486,094	89,072	682,660	(710,453)	(3,958)		(19,181)	53,315	(57,740)	3,310,580
Liabilities
Derivative financial instruments
Foreign exchange contracts	232,444	88,743	-	188,860	(157,374)	(777)		-	-	(3,869)	348,027
Interest rate contracts	4,312	24,825	-	26,323	(332)	(3,181)		-	396	(681)	51,662
Total	236,756	113,568	-	215,183	(157,706)	(3,958)		-	396	(4,550)	399,689
Total liabilities	236,756	113,568	-	215,183	(157,706)	(3,958)		-	396	(4,550)	399,689
(1)	From derivative assets to derivative liabilities classified in level 3 and vice versa.
(2)	Mainly in Banistmo S.A. of the Telered S.A. instrument, which also includes conversion adjustments.

Schedule of transfers for all assets and liabilities measured at fair value on a recurring basis between Level 1 and Level 2

The table below presents the transfers for all assets and liabilities measured at fair value on a recurring basis between level 1 and level 2 as of December 31, 2023 and 2022:

	December 31, 2023		December 31, 2022
	Transfers level 1	Transfers level	Transfers level	Transfers level
	to level 2	2 to level 1	1 to level 2	2 to level 1
In millions of COP
Debt instruments at fair value though profit or loss
Securities issued or secured by foreign government	1,712	-	-	15,885
Securities issued or secured by government entities	13,619.0	-	-	14,459
Corporate bonds	-	8,397	5,282	-
Securities issued by the Colombian Government	-	-	-	5,103
Securities issued or secured by other financial entities	1,848	-	-	-
Total	17,179	8,397	5,282	35,447
Debt instruments at fair value through OCI
Securities issued or secured by foreign government	572,800	-	-	950,235
Securities issued or secured by other financial entities	64,944	-	-	-
Corporate bonds	-	95,572	90,010	-
Total	637,744	95,572	90,010	950,235
Equity securities
Equity securities	13,740	7	-	15,858
Total	13,740	7	-	15,858

Schedule of significant unobservable inputs related to the Bank's material categories of Level 3 financial assets and liabilities and the sensitivity of these fair values to reasonably possible alternative assumptions

As of December 31, 2023

						Sensitivity	Sensitivity
		Valuation	Significant	Range of	Weighted	100	100
Financial instrument	Fair Value	technique	unobservable input	inputs	average	basis point	basis point
						increase	decrease
In millions of COP
Debt instruments
Securities issued by other financial institutions
			Yield	2.06% to 10.73%	5.48%	70,982	75,852
TIPS	74,087	Discounted cash flow	Prepayment Speed	n/a	n/a	78,953	n/a
			Prepayment Speed	n/a	n/a	73,271	n/a
Time deposits	4,642	Discounted cash flow	Yield / Interest rate	2.15% to 5.70%	3.78%	4,277	4,701
Total securities issued by other financial institutions	78,729
Securities issued by the Colombian Government
Bonds by government entities	2,664,295	Discounted cash flow	Yield	0.00% to 1.18%	1.17%	2,658,010	2,679,372
Corporate bonds
Corporate bonds	14,284	Discounted cash flow	Yield	3.49% to 3.49%	3.49%	13,700	14,912
Total debt instruments	2,757,308
Equity securities
Equity securities	384,682	Price-based	Price	n/a	n/a	n/a	n/a
Other financial instruments
Other financial instruments	38,319	Internal valuation methodology	Internal valuation methodology	n/a	n/a	n/a	n/a
Derivative financial instruments
Forward	1,006,834	Discounted cash flow	Credit spread / Yield	0.00% to 50.58%	7.22%	1,004,399	1,009,283
Swaps	138,992	Discounted cash flow	Credit spread	0.00% to 63.39%	5.86%	139,451	138,577
Options	73,603	Discounted cash flow	Credit spread	0.13% to 33.77%	0.57%	73,048	73,870
Total derivative financial instruments	1,219,429
Investment in associates
P.A Viva Malls	1,661,679	Price-based	Price	n/a	n/a	n/a	n/a
P.A Distrito Vera	9,103	Price-based	Price	n/a	n/a	n/a	n/a
Total investment in associates	1,670,782

As of December 31, 2022

						Sensitivity	Sensitivity
		Valuation	Significant	Range of	Weighted	100	100
Financial instrument	Fair Value	technique	unobservable input	inputs	average	basis point	basis point
						increase	decrease
In millions of COP
Debt instruments
Securities issued by other financial institutions
TIPS	76,014	Discounted cash flow	Yield	2.06% to 9.89%	4.93%	71,208	75,021
			Prepayment Speed	n/a	n/a	77,349	n/a
Time deposits	5,375	Discounted cash flow	Interest rate	4.10% to 5.20%	5.00%	5,033	5,438
Total debt instruments	81,389
Equity securities
Equity securities	462,253	Price-based	Price	n/a	n/a	n/a	n/a
Other financial instruments
Other financial instruments	42,171	Internal valuation methodology	Internal valuation methodology	n/a	n/a	n/a	n/a
Derivative financial instruments
Forward	403,996	Discounted cash flow	Credit spread / Yield	0.00% to 59.47%	11.05%	405,806	410,413
Swaps	271,859	Discounted cash flow	Credit spread / Yield	0.00% to 39.33%	7.85%	265,949	278,192
Options	117,067	Discounted cash flow	Credit spread	0.10% to 36.40%	0.64%	116,182	117,636
Total derivative financial instruments	792,922
Investment in associates
P.A Viva Malls	1,530,459	Price-based	Price	n/a	n/a	n/a	n/a
P.A Distrito Vera	1,697	Price-based	Price	n/a	n/a	n/a	n/a
Total investment in associates	1,532,156